Agreements	12 Months Ended
Jan. 31, 2012
Agreements [Abstract]
Agreements

NOTE 8 - AGREEMENTS

In January 2012, the Company entered into a Roasting and Distribution Agreement (the "Roasting Agreement") with Canterbury Coffee Corporation ("Canterbury"). The Roasting Agreement is terminable by either party on 30 days' notice. Pursuant to the Roasting Agreement, we provide Canterbury with pre-made bags bearing our logo and the Trademarks licensed through the License Agreement. Canterbury obtains the beans and other ingredients, roasts and prepares the coffee beans and packages our products in the bags which we provide to Canterbury. Under the Roasting Agreement, we are responsible for carrying out sales and marketing for our products, provided that Canterbury pays the actual shipping costs to our licensed distributors and customers and receives the gross proceeds from the sale of our products, and we receive the net difference between the total cost of production and shipping of our products and the amount that Canterbury receives from the sale of such products to our distributors and customers.

On April 25, 2011, the Company entered into an Exclusive Sales and Marketing Agreement (the "NCSV Agreement") with National Coffee Service & Vending ("NCSV"). Pursuant to the NCSV Agreement, we agreed to appoint NCSV as our exclusive agent and distributor of "Jammin Java Coffee" brand roasted coffee within the U.S. in the office coffee vending, office products, water, and other industries featuring a "break room," and divisions and offshoots thereof. Pursuant to the NCSV Agreement, we compensate NCSV based on a percentage of net profits (as defined) on sales fulfilled by NCSV.

The Company entered into a Trademark License Agreement (the "License Agreement") with MCL, effective on March 31, 2010 and on August 5, 2011, the Company and MCL agreed to amend the License Agreement (the "License Agreement Amendment"). In consideration for the License Agreement Amendment, the Company agreed to assume $126,000 of obligations of MCL or its managing members by paying MCL or creditors identified by MCL or by MCL's managing members $55,000, with the balance to be paid in equal monthly installments over a period of eighteen months. The License Agreement Amendment instituted several important changes. The definition of "Licensed Distribution Channels" was expanded from "hotels, restaurants, office coffee services industry, and large (big box) retail stores" to include specialty grocery stores, food distributors and supply services, gas and other automotive/truck service stations, Internet-based wholesalers and retailers, and other business engaged in the sale of coffee products (whole or ground beans or beverages) and accessories (excluding "coffee houses").

The definition of "Licensed Products," which originally meant "coffee in portion sizes of 5 lb. bags, 1Kg bags and 2.5 oz. portion packs, related goods and goods related to the Licensed Services" (i.e., coffee roasting services, coffee production services and coffee sale, supply distribution and support services) was also augmented and clarified to mean "coffee in all its forms and derivations, regardless of portion sizes, or packaging." This definition also now includes "the non-exclusive right to merchandise other items including, but not limited to, coffee cups, coffee mugs, coffee glasses, saucers, milk steamers, machines for brewing coffee, espresso, and/or cappuccino, grinders, water treatment products, tea products and chocolate products."

The License Agreement granted the Company a non-exclusive worldwide license to use and reproduce MCL's trademarks. The License Agreement Amendment provides that MCL grants the Company an exclusive right to distribute, through the Licensed Distribution Channels, the Licensed Products and Services within and to the U.S., Canada, Mexico and the Caribbean, as well as to U.S. and Canadian government and military facilities worldwide (the "Territory"). A non-exclusive right is granted to distribute tea products and instant coffee in the Territory.

Pursuant to the License Agreement Amendment, MCL also grants the Company a revocable right (subject to MCL's consent) to use the term "Marley Coffee," and reasonably similar variations, as the Company's "doing business as" name solely in connection with the Licensed Products and Services, for the Licensed Distribution Channels, in the Territory. If MCL, or an affiliate thereof, opens up to three franchise establishments to retail the Licensed Products and Services, following the completion of such franchises the Company shall have a right of first refusal to develop new franchises in the U.S. The License Agreement Amendment added an arbitration clause to the License Agreement for an efficient dispute resolution scheme.